Digital Assets (Tables)	6 Months Ended
Jun. 30, 2026
Digital Assets [Line Items]
Schedule of Digital Asset Holdings

Digital asset holdings were comprised of the following:

	June 30,	December 31,
	2026	2025

BTC	$1,464,000	$2,187,600
AA	1,248,100	-
USDT	433,200	2,534,100
ENA	374,900	1,038,700
ETH	1,600	-
	$3,521,800	$5,760,400

BTC [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about BTC for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025

Opening balance	$2,187,600	$-
Purchases of BTC	-	630,300
Purchases of BTC from exchange of USDT	-	636,300
Changes in fair value of BTC	(723,600)	19,000
Ending balance	$1,464,000	$1,285,600

AA [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about AA for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025

Opening balance	$-	$-
Purchases of AA from exchange of USDT	1,050,000	-
Changes in fair value of AA	198,100	-
Ending balance	$1,248,100	$-

USDT [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about USDT for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025

Opening balance	$2,534,100	$-
Purchases of USDT	997,000	719,400
Investment in Armonia (Note 5)	(1,200,000)	-
Exchange of USDT into USDC	(10,000)	-
Exchange of USDT into AA	(1,050,000)	-
Exchange of USDT into ETH	(3,400)	-
Exchange of USDT into BTC	-	(636,300)
Payment of operating expenses	(834,500)	-
Ending balance	$433,200	$83,100

ENA [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about ENA for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025

Opening balance	$1,038,700	$-
Changes in fair value of ENA	(663,800)	-
Ending balance	$374,900	$-

ETH [Member]
Digital Assets [Line Items]
Schedule of Additional Information About Digital Assets

The following table presents additional information about ETH for the six months ended June 30, 2026 and 2025:

	For the six months ended June 30,
	2026	2025

Opening balance	$-	$-
Purchases of ETH from exchange of USDT	3,400	-
Changes in fair value of ETH	(1,800)	-
Ending balance	$1,600	$-